Annual Total Returns [BarChart] - International Developed Markets Fund - International Developed Markets Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(12.88%)
Annual Return 2012	19.81%
Annual Return 2013	21.91%
Annual Return 2014	(4.45%)
Annual Return 2015	(1.31%)
Annual Return 2016	2.36%
Annual Return 2017	24.98%
Annual Return 2018	(14.87%)
Annual Return 2019	19.72%
Annual Return 2020	5.08%